CONCENTRATIONS	12 Months Ended
Mar. 31, 2026
CONCENTRATIONS
CONCENTRATIONS

NOTE 12.  CONCENTRATIONS

Initial sales are concentrated with one client. Sales are made without collateral and the credit-related losses are insignificant or non-existent. Accordingly, there is no provision made to include an allowance for doubtful accounts (if any).